CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (23,230,902)	$ (6,750,136)	$ (9,561,280)	$ (7,270,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	855,484	549,629	854,950	315,655
Change in fair value measurement	13,900,400
(Gain) loss on sale of assets	(8,166)	22,767	22,768	28,278
Interest converted to preferred stock	13,129		139,403	593,203
Employee stock compensation	242,696	83,317	111,091	111,091
Warrant issuance and modifications	25,063
Debt discount amortization	16,667
Asset disposal	11,124
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(49,011)	(46,400)	(81,439)	(102,976)
Increase in inventory	(61,713)	(95,040)	(226,159)	(94,080)
Increase in prepaid and other assets	(269,459)	(29,765)	(71,564)	(17,411)
Increase in accounts payable	360,882	135,029	149,873	172,521
Increase in accrued liabilities	42,598	415,182	323,560	34,999
Net cash used in operating activities	(8,151,208)	(5,715,417)	(8,338,797)	(6,228,750)
Cash flows from investing activities:
Acquisition of property and equipment	(222,584)	(774,540)	(595,819)	(145,540)
Acquisition of intangible asset		(200,000)	(225,000)	(25,000)
Construction of equipment	(479,196)	(1,774,341)	(2,181,563)	(1,197,302)
Proceeds from sale of assets	35,000	63,000	63,000	106,500
Proceeds from sale leaseback	1,500,000		2,500,000
Net cash provided by (used in) investing activities	833,220	(2,685,881)	(439,382)	(1,261,342)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	100,000	4,577,688	4,577,688	8,256,668
Proceeds from issuance of convertible notes payable-related party	300,000
Proceeds from issuance of preferred stock	6,569,886		1,160,000	170,000
Proceeds from issuance of notes payable-related party	890,000
Proceeds from subscriptions receivable		3,288,333	3,288,333
Principal payments of capital leases	(653,837)	(23,677)	(144,071)	(16,919)
Principal payments of notes payable	(390,000)	(24,995)	(35,357)
Principal payments of notes payable-related party	(33,013)
Net cash provided by financing activities	6,783,036	7,817,349	8,846,593	8,409,749
Net increase (decrease) in cash	(534,952)	(583,949)	68,414	919,657
Cash, beginning of the period	1,211,423	1,143,009	1,143,009	223,352
Cash, end of the period	676,471	559,060	1,211,423	1,143,009
Supplemental disclosures of cash flow information:
Interest paid	775,666	10,021	144,920	10,560
Income taxes paid	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock	1,480,000
Issuance of preferred stock as debt discount	100,000
Conversion of note payable to preferred stock	400,000		4,442,000	12,114,776
Preferred stock issued for subscription receivable				3,288,333
Assets acquired through capital leases	807,272		1,293,205	122,382
Initial public offering costs incurred but unpaid	531,280
Property and equipment included in accounts payable	$ 70,784